Pensions and other post-retirement benefits - Sensitivity analysis and actuarial assumptions (Details) $ in Millions	Dec. 31, 2024 USD ($)
United Kingdom | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2025, Increase	$ (180)
Effect on pension and other post-retirement benefit expense in 2025, Decrease	162
Effect on pension and other post-retirement benefit obligation at 31, December 2024, Increase	(1,817)
Effect on pension and other post-retirement benefit obligation at 31 December 2024, Decrease	2,219
United Kingdom | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2025, Increase	81
Effect on pension and other post-retirement benefit expense in 2025, Decrease	(77)
Effect on pension and other post-retirement benefit obligation at 31, December 2024, Increase	1,460
Effect on pension and other post-retirement benefit obligation at 31 December 2024, Decrease	(1,390)
US | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2025, Increase	(41)
Effect on pension and other post-retirement benefit expense in 2025, Decrease	46
Effect on pension and other post-retirement benefit obligation at 31, December 2024, Increase	(411)
Effect on pension and other post-retirement benefit obligation at 31 December 2024, Decrease	578
US | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2025, Increase	7
Effect on pension and other post-retirement benefit expense in 2025, Decrease	(6)
Effect on pension and other post-retirement benefit obligation at 31, December 2024, Increase	38
Effect on pension and other post-retirement benefit obligation at 31 December 2024, Decrease	(32)
Eurozone | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2025, Increase	(11)
Effect on pension and other post-retirement benefit expense in 2025, Decrease	7
Effect on pension and other post-retirement benefit obligation at 31, December 2024, Increase	(567)
Effect on pension and other post-retirement benefit obligation at 31 December 2024, Decrease	691
Eurozone | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2025, Increase	32
Effect on pension and other post-retirement benefit expense in 2025, Decrease	(26)
Effect on pension and other post-retirement benefit obligation at 31, December 2024, Increase	532
Effect on pension and other post-retirement benefit obligation at 31 December 2024, Decrease	$ (460)